SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED) (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Crude Oil [Member]
Derivative [Line Items]
Estimated revenue generation percentage	57.56%	46.65%